Commitments - Schedule Future Minimum Lease Payments Under Non-cancellable Operating Leases (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total	$ 61,600
Within One Year
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Rent	9,400
Other	18
Total	9,418
Later Than One Year but Not Later Than 5 Years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Rent	28,323
Total	28,323
More Than 5 Years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Rent	23,828
Total	$ 23,828